Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,446,000
Previously Paid Amount	0.00
Total Fee Amount	475.89
Total Offset Amount	0.00
Net Fee	475.89
Narrative - Max Aggregate Offering Price	$ 3,446,000
Final Prospectus	true